Property and equipment (Details Narrative) - CAD ($)	Jul. 11, 2025	Feb. 28, 2025
Property And Equipment
Purchase Price		$ 9,700,000
Net proceeds of equipment	$ 11,266,219
Sales commission property and equipment	1,986,948
Property and equipment carrying value	6,582,055
Gain on sale of property and equipment	$ 4,684,164